Product Related Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Change in Balance Sheet Position of Product-Related Liabilities

The table below summarizes the change in the balance sheet position of the product-related liabilities.

DECEMBER 31	2014	2013	2012
Reserve at beginning of the year	$36.4	$29.9	$33.0
Change in reserve	37.9	21.3	19.3
Cash payments	(20.9)	(15.2)	(22.7)
Translation difference	(2.1)	0.4	0.3
Reserve at end of the year	$51.3	$36.4	$29.9